1-38092

Certnas

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

17010386

/

Received SEC

MAY 11 2017

Washington, DC 20549

Electronic Mail Only

May 11, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 11, 2017 The Nasdaq Stock Market (the "Exchange") received from Modern Media Acquisition Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common stock, par value $0.0001 per share - 1

Units, each consisting of one share of Common Stock, one Right - 2
and one-half of one Warrant

Rights, each exchangeable into one-tenth of one share of - 3
Common Stock

Warrants, each whole Warrant exercisable for one share of - 4
Common Stock at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.